Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 361,830,000.00
Total Fee Amount	49,968.72
Total Offset Amount	0.00
Net Fee	$ 49,968.72
Offering Table N/A
Offset Table N/A	N/A